Investments (Schedule Of Average Carrying Value Of Impaired Mortgage Loans On Real Estate) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Information about impaired mortgage loans on real estate
Average carrying value for impaired mortgage loans on real estate	$ 16	$ 32	$ 21